Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net change in unrealized gains on securities, taxes	$ (9.2)	$ (18.1)	$ 16.5
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ 0.2	$ 0.3	$ 0.6